TAXES ON INCOME - Schedule of effective income tax reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income before taxes as reported in the consolidated statements of income	$ 945.1	$ 972.1	$ 975.6
Amount [Abstract]
Israeli Statutory Corporate Tax Rate	217.4
Foreign tax credits	(17.9)
Nontaxable or nondeductible items	0.4
Special Preferred Technological Enterprise / Effect of “Technological preferred or Preferred Enterprise” status)	(170.9)
Change in unrecognized tax benefits	(127.9)
Special deduction	(31.1)
Other adjustments	4.4
Taxes on income (tax benefit)	$ (111.8)	$ 126.4	$ 135.3
Percent [Abstract]
Israeli Statutory Corporate Tax Rate	23.00%	23.00%	23.00%
Foreign tax credits	(1.90%)
Nontaxable or nondeductible items	0.10%
Special Preferred Technological Enterprise / Effect of “Technological preferred or Preferred Enterprise” status)	(18.10%)	(11.00%)	(8.00%)
Change in unrecognized tax benefits	(13.50%)
Special deduction	(3.30%)
Other adjustments	0.40%	1.00%	(1.00%)
Effective tax rate	(11.80%)	13.00%	14.00%
Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status		$ 0.58	$ 0.66
Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status		$ 0.56	$ 0.65
Foreign Tax Jurisdiction, Other [Member]
Amount [Abstract]
Foreign tax effects	$ 13.8
Percent [Abstract]
Foreign tax effects	1.50%